Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Employee	$ 50,938,953
Employer	23,164,454
Rollover	7,986,841
Total contributions	82,090,248
Investment income
Interest and dividends	18,270,901
Net appreciation in fair value of investments	183,645,652
Total investment income	201,916,553
Interest income - notes receivable from participants	927,247
Total income and contributions	284,934,048
Deductions from net assets attributed to:
Benefit payments	158,701,014
Administrative expenses	1,298,592
Total deductions	159,999,606
Net increase	124,934,442
Beginning of year	1,430,419,840
End of year	$ 1,555,354,282